Statutory surplus reserves (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation Of Net Income After Taxes To Statutory Surplus Reserve Fund Required Minimum Percentage	10.00%
Reserve Level Threshold For Mandatory Transfer Percentage	50.00%
Retained Earnings, Appropriated	$ 14,788	$ 13,450
Restricted Paid In Capital And Statutory Surplus Reserves	63,592	57,756		¥ 440	¥ 409
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	$ 71,552	$ 64,624
Sinovac Beijing
Schedule Of Distribution Of Profits [Line Items]
Percentage Of After Tax Profit Appropriated To General Reserve Funds	10.00%	10.00%	10.00%
Appropriation Of After Tax Profit To General Reserve Fund	$ 1,338	$ 823	$ 819